SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of below and above market lease, future amortization income	We expect net amortization of the in-place leases to increase rental income by:
(in millions)
2016	$16.0
2017	14.8
2018	13.1
2019	12.0
2020	11.7
Thereafter	34.8
Total	$102.4

Schedule of summary of net receivables

A summary of our net receivables by type is as follows:

	December 31,
	2015	2014
	(in thousands)

Contractual receivables	$8,452	$4,799
Effective yield interest receivables	9,028	6,232
Straight-line receivables	175,709	143,652
Lease inducements	10,982	13,571
Allowance	(309)	(78)
Accounts receivable – net	$203,862	$168,176